Shareholders equity (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Oct. 10, 2024	Jan. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Jan. 18, 2024	Sep. 30, 2023
Interest expenses			$ 54,738	$ 212,277
Unsecured convertible note principal amount	$ 3,149,750
Purchase price	2,925,000
Original Issue Discount	204,750
Debt Issuance Costs	$ 20,000
Interest rate	7.00%		6.50%
Conversion of convertible note into number of ordinary share conversion rate per share	$ 0.10412
Shares Issued Upon Conversion			11,085,753	691,610
Redemption of convertible notes			$ 2,760,000	$ 960,000
Statutory reserves			$ 14,990		$ 14,990
CN Energy [Member]
Underwriting agreement, Description		public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance
Proceeds from the Offering		$ 7,800,000
Common Class A [Member]
Issuance of stock		15,069,674
Ordinary shares, issued		10,396,974	781,321		19,500,000
Number of ordinary shares outstanding			781,321		19,500,000
Pre-funded Warrants outstanding		3,112,046	1,554		1,554
Pre-funded Warrants exercised		4,672,700					3,112,046
Number of Warrants outstanding			5,148,337		6,783,337
Number of warrants exercised			1,635,000	100,000
Common Class A [Member] | Top [Member]
Warrants exercise price						$ 1.4529
Warrants						18,183,274
Common Class A [Member] | Bottom [Member]
Warrants exercise price						$ 0.55
Warrants						6,883,337
Common Class B [Member]
Ordinary shares, issued			4,028		100,698
Number of ordinary shares outstanding			4,028		100,698